Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions
Schedule of provision activity

					Project	Divestment-	Material
EURm	Restructuring	Warranty	Litigation	Environmental	losses	related	liability	Other	Total
As of January 1, 2020	377	167	75	127	50	51	81	281	1 209
Translation differences	(2)	–	(8)	(7)	(2)	–	(1)	(34)	(54)
Reclassification	–	–	–	–	–	–	–	8	8
Charged to income statement:
Additions	503	201	25	7	244	–	143	54	1 177
Reversals	(49)	(23)	(6)	–	(2)	(2)	(56)	(43)	(181)
Total charged to income statement	454	178	19	7	242	(2)	87	11	996
Utilized during year(1)	(388)	(125)	(13)	(14)	(14)	–	(37)	(36)	(627)
As of December 31, 2020	441	220	73	113	276	49	130	230	1 532
Non-current	263	20	14	88	161	43	33	114	736
Current	178	200	59	25	115	6	97	116	796

(1)   The utilization of restructuring provision includes items transferred to accrued expenses, of which EUR 81 million remained in accrued expenses as of December 31, 2020.